Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)	$ (7,154,982)	$ (592,223)	$ 165,184	$ (847,860)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense			129,204	0
Inventory reserve			56,500	0
Gain on bargain purchase options			(7,296,766)	0
Depreciation and amortization	1,320,361	228,441	1,016,969	451,246
Amortization of debt discount	2,284,418	4,597	1,670,480	34,193
Noncash operating lease expense	31,903	0
Stock option expense	762,658	14,999
Options issued for services	99,600	0	1,492,499	0
Warrant issued for services	312,000	0	1,300,126	0
Loss on settlement of accrued liabilities	10,000	208,322	210,422	0
Change in fair value of embedded derivative	0	(9,195)	(9,195)	(48,727)
Inventory allowance			0	10,741
Gain on sale of property and equipment			0	(50,000)
Changes in operating assets and liabilities:
Accounts receivable	124,347	14,818	(330,654)	46,953
Prepaid expenses	(24,061)	(22,817)	(8,748)	5,576
Inventory			0	(56,500)
Deposits	(8,222)	0	(32,046)	0
Deferred revenue	0	(200,000)	(250,000)	75,000
Repayment of lease liability	(32,082)	0
Due to related parties			0	(12,607)
Accounts payable and accrued liabilities	590,749	153,622	853,335	17,714
Net Cash Used In Operating Activities	(1,683,311)	(199,436)	(1,034,790)	(374,271)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of archival images, property and equipment	(112,500)	(12,922)	(37,425)	(30,851)
Purchase of software	(31,570)	0
Payment of liability related to acquisition of Photo File, Inc.	(485,000)	0
Proceeds for note receivable			0	50,000
Purchase of Photo File, Inc.			(1,515,000)	0
Net Cash Provided By (Used In) Investing Activities	(629,070)	(12,922)	(1,552,425)	19,149
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable	0	150,000	0	375,000
Repayment of loans payable	(2,464)	(3,984)	(96,801)	(7,041)
Proceeds from notes payable			150,000	35,000
Repayment of note payable			(170,000)	(125,000)
Repayment of note payable - related party	(7,480)	(24,980)	(33,060)	(15,049)
Proceeds from convertible notes payable, net	572,924	0	2,406,704	0
Proceeds from convertible notes payable, net - related party			500,000	0
Advances from related party	426,691	147,342	140,342	127,475
Proceeds from the sale of common stock	1,291,285	0	25,000	0
Purchase of treasury stock	0	(32,000)	(32,000)	(88,000)
Net Cash Provided By Financing Activities	2,280,956	236,378	2,890,185	302,385
Net Change in Cash	(31,425)	24,020	302,970	(52,737)
Cash - Beginning of Period	304,267	1,297	1,297	54,034
Cash - End of Period	272,842	25,317	304,267	1,297
Cash Paid During the Period for:
Interest	5,646	11,219	15,037	16,882
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Purchase of third party notes by related party	0	212,500	212,500	0
Options issued to settle accrued liabilities	8,000	104,167	104,157	0
Beneficial conversion feature on convertible debt	572,924	0	2,956,704	0
Options issued for purchase of fixed assets			3,282,500	26,532
Notes payable issued for the settlement of accounts payable			$ 50,000	$ 0
Share issued for settlement liability			23,100	0
Expenses paid on behalf of the company			$ 0	$ 21,000
Assets acquired under operating leases	$ 186,250	$ 0